Non-Controlling Interests - Schedule of Financial Information Subsidiaries (Details)	12 Months Ended
Jun. 30, 2024 MYR (RM)
ARB WMS [Member]
Results
Revenue
(Loss)/profit for the financial year	(3,872)
Total comprehensive (loss)/income	(3,872)
Cash flows (used in)/generated from operating activities	(3,872)
Cash flows from investing activities
Cash flows used in financing activities
Net decrease in cash and cash equivalents	(3,872)
ARB Distribution [Member]
Results
Revenue	5,716,647
(Loss)/profit for the financial year	638,002
Total comprehensive (loss)/income	638,002
Cash flows (used in)/generated from operating activities	385,640
Cash flows from investing activities	10
Cash flows used in financing activities	(3,460,000)
Net decrease in cash and cash equivalents	RM (3,074,350)